Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
6. Goodwill and Intangible assets, net
The changes in the net carrying amount of goodwill are as follows (in millions):

	Predecessor
	Employer Solutions	Professional Services	Total
Balance as of December 31, 2020	$1,985	$260	$2,245

Measurement period adjustments	2	—	2
Foreign currency translation	2	1	3

Balance as of June 30, 2021	$1,989	$261	$2,250

	Successor
	Employer Solutions	Professional Services	Total
Balance as of July 1, 2021	$3,309	$74	$3,383

Acquisitions	255	—	255

Balance as of December 31, 2021	$3,564	$74	$3,638

The Company did not identify any impairment for the Successor period from July 1, 2021 to December 31, 2021, or the Predecessor period December 31, 2020 to June 30, 2021. Goodwill is reviewed for impairment utilizing a qualitative assessment or a quantitative goodwill impairment test and the Company determined that it was more likely than not that no impairment of goodwill existed as of the evaluation date.
Intangible assets by asset class are as follows (in millions):

	Successor			Predecessor
	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,662	$119	$3,543	$2,078	$486	$1,592
Technology related intangibles	254	20	234	316	180	136
Trade name (finite life)	407	14	393	8	6	2
Trade name (indefinite life)	—	—	—	3	—	3

Total	$4,323	$153	$4,170	$2,405	$672	$1,733

The net carrying amount of Intangible assets as of December 31, 2021 includes the preliminary fair values for customer-related and contract based identifiable intangible assets, technology related intangible assets and trade name assets based on management’s preliminary estimate of fair value (see Note 4 “Acquisitions” for further information).
As a result of the Business Combination, all accumulated amortization previously recorded by the Predecessor was reduced to zero as of July 1, 2021. Amortization expense from finite-lived intangible assets for the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and years ended December 31, 2020 and 2019 was $153 million, $100 million, $200 million and $185 million, respectively, which was recorded in Depreciation and intangible amortization in the Consolidated Statements of Comprehensive Income (Loss).

The following table reflects intangible asset net carrying amount and weighted average remaining useful lives as of December 31, 2021 (in millions, except for years):

	Net Carrying Amount	Weighted Average Remaining Useful Lives
Intangible assets at December 31, 2021:
Customer-related and contract based intangibles	$3,543	14.5
Technology related intangibles	234	5.5
Trade name (finite life)	393	14.3

Total	$4,170

Subsequent to December 31, 2021, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangible
2022	$245	$43	$28
2023	245	43	28
2024	245	43	28
2025	245	43	28
2026	245	42	27
Thereafter	2,318	20	254

Total amortization expense	$3,543	$234	$393